Other Operating Income and Gains - Summary of Other Operating Income and Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Co-operation routes income	¥ 3,650	¥ 5,436	¥ 4,536
Routes subsidy income	372	353	441
Other subsidy income	1,326	535	453
Gain on disposal of items of property, plant and equipment	55	40	290
Gain on disposal of prepayments for land use rights			210
Gain on disposal of an associate			5
Dividend income from a financial asset at fair value through profit or loss	6	3	6
Dividend income from equity investments designated at fair value through other comprehensive income	12	19	23
Compensation from ticket sales agents	53	331	348
Gain on disposal of investment in a subsidiary		64
Gain on disposal of a subsidiary	224	421	280
Other operating income and gains	¥ 5,698	¥ 7,202	¥ 6,592